Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 139,800	$ 56,034	$ 30,537
Trade and other receivables	573	483	88
Prepaid expenses and other current assets	3,546	3,676	1,084
Total current assets	143,919	60,193	31,709
Restricted cash	3,257	3,257	497
Property and equipment, net	35,505	12,368	3,312
Operating lease right-of-use assets	19,474	20,708	12,827
Other long-term assets	207	176	0
Total assets	202,362	96,702	48,345
Current liabilities:
Accounts payable	5,755	5,187	914
Early exercise liability, current portion	297	626	0
Preferred stock tranche liability		0	435
Deferred revenue	833	1,656
Accrued expenses and other current liabilities	9,056	5,331	1,998
Operating lease liabilities	1,857	1,743	1,519
Total current liabilities	17,798	14,543	4,866
Operating lease liabilities, net of current portion	29,018	20,988	12,530
Contingent earnout liability	810	0
Early exercise liability, net of current portion	470	619	0
Deferred revenue, net of current portion	0	176
Total liabilities	48,096	36,326	17,396
Commitments and contingencies (Note 13)
Redeemable convertible preferred stock	0	171,833	89,662
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 10,000,000 and zero shares authorized at June 30, 2022 and December 31, 2021; zero and zero shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	0	0
Common stock	4	1	1
Additional paid-in capital	292,698	3,619
Other comprehensive income		0	0
Accumulated deficit	(138,436)	(115,076)	(59,757)
Total stockholders' equity (deficit)	154,266	(111,457)	(58,713)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 202,362	96,702	48,345
Common Stock [Member]
Stockholders' equity (deficit):
Additional paid-in capital		$ 3,618	$ 1,043